Commitments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Commitments
20	Commitments

(a)	Commitments for the acquisition of assets and regulatory targets

With the postponement of the 2015 Five-Year Tariff Review as a result of the publication of Resolutions ARSESP 493 and 494, both of May 27, 2014, which approved the “Tariff Review Process of Gas distribution companies in the State of São Paulo, defining event schedule,” and the “provisional adjustment of marketing margins of São Paulo Gas Company – Comgás,” there is no set regulatory commitment as of December 31, 2017 and 2016.

Regulatory assets (liabilities)

	December 31, 2017	December 31, 2016
Cost of gas to be recovered/(transferred)	(174,090)	(394,552)
Credits of taxes to be recovered/(transferred)	(48,549)	(24,061)
Adjustment to present value of taxes	1,742	1,592
Other	—	3,010

	(220,897)	(414,011)

Opening balance	(414,011)	116,947
Closing balance	(220,897)	(414,011)

Expense not recognized in the statement of income before income tax and social contribution	193,114	(530,958)

Regulatory assets (liabilities)	243,722	(480,044)
Regulatory assets (liabilities) tax	(12,222)	(12,874)

	231,500	(492,918)
Adjustment	(26,270)	(32,163)
Adjustment to present value (AVP) with tax credits	151	1,400
Extemporaneous credits	(12,267)	(7,277)

	193,114	(530,958)

The tariffs for the supply of gas to the different customer segments are authorized by the concession authority. In accordance with the terms of the Concession Agreement, the differences between the cost component of gas included in the tariffs charged to the customers and the actual cost of gas incurred are determined on a monthly basis and charged or credited to a regulation account (regulatory account).

Periodically, charges or credits in the tariffs are determined by the regulator with the objective of amortizing the amounts accumulated in this account.

The balance of this account is considered as an asset or as a liability, pursuant to the regulator’s set of accounts and for income tax purposes. However, this account is not recognized under IFRS, because the respective balance is not considered as an asset or as a liability, as its realization or liquidation depends on further purchases by the Company’s consumers.

(b)	Commitments with supply contracts

Considering the current gas supply contracts, the subsidiary Comgás has a total financial commitment in an estimated present value of R$ 5.3 billion, which amount includes the minimum established in contract in both commodity and transportation.

(c)	Commitments to rental agreements

As of December 31, 2017, the subsidiary Comgás has nine real estate lease contracts for which expenses recognized during the year ended on that date totaled R$ 2,847 (December 31, 2016—R$ 5,201).

The terms of the lease are from one to six years, and most leases are renewable at the end of the lease period at the market rate.

The total future minimum lease payments under the operating leases are:

	December 31, 2017	December 31, 2016
Gross lease obligations—minimum lease payments
More than one year	3,035	2,798
More than one year and less than five years	8,010	907
More than five years	5,013	—

	16,058	3,705